UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2003

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	5100 Poplar Avenue, Suite 512
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				William P. Wells
Title:			President
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
William P. Wells	Memphis, Tennessee		10/13/03

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		1
Form 13F Information Table Entry Total:	90
Form 13F Information Table Value Total:	120835
List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE									VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/PRN AMT	SH/PRN	PUT/CALL	INVSTMT DSCRETN	OTHER MNGRS	SOLE	SHARED	NONE
American International Gr Common 026874107 106 1852SH Sole 1852	0
AmSouth Bancorporation Common 032165102	5445 256618SH Sole 256618 0
Analogic Corp New Com P Common 032657207 1510 31434SH Sole 31434 0
Analogic Corp New Com P Common 032657207 206 4300SH Other 01 0 4300
Bank Of America Corp Common 060505104 1195 15314SH Sole 15314 0
Bank One Corp Common 06423A103 128 3327SH Sole 3327 0
Call Elan Corp Oct 5 Call 2841319JA -14	260CALL	Sole 260 0
Call Supervalu Inc Oct 17 1/2 Call 8685369JW -79 120CALL Sole 120 0
Chaoda Modern Agric Common G2046Q107 7362 35912500SH Sole 35912500 0
Chaoda Modern Agric Common G2046Q107 1377 6717500SH Other 01 0 6717500
Chevrontexaco Corp Common 166764100 368	5153SH Sole 5153 0
"Citigroup, Inc. Common	172967101 7491	164617SH Sole 164617 0
"Citigroup, Inc. Common 172967101 1825	40107SH	 Other 01 0 40107
Clear Channel Communicati Common 184502102 478	12500SH Sole 12500 0
Coca Cola Corporation Common 191216100	317 7380SH Sole 7380 0
Colgate-Palmolive Confs I Common 194162103 201	3600SH Sole 3600 0
Comcast Corp New Class A 20030N101 1132	36748SH Sole 36748 0
Comcast Corp New Class A 20030N101 128	4176SH 	Other 0	4176
Eiker Sparebank Asa Prima Common R1984E108 322 15485SH Sole 15485 0
Eiker Sparebank Asa Prima Common R1984E108 56 2700SH Other 01 0	2700
Elan Corp Plc Sponsored ADR 284131208 2944 556700SH Sole 556700	0
Elan Corp Plc Sponsored ADR 284131208 655 124000SH Other 01 0 124000
Energy Developments LTD Common Q3510X106 52 30000SH Sole 30000	0
Esso Sa Act Common F31710100 3048 30458SH Sole 30458 0
Esso Sa Act Common F31710100 1010 10100SH Other	01 0 10100
Exxon Mobil Corporation Common 30231G102 645 14920SH Sole 14920	0
Fletcher Challenge  Fores Common Q39170230 942 1230000SH Sole 1230000 0
Fletcher Challenge  Fores Common Q39170230 127 166563SH Other 01 0 166563
Freeport-Mcmoran Copper & Preferred D 35671D865 758 83800SH Sole 83800 0
General Electric Common	369604103 533 17913SH Sole 17913 0
General Motors Class H 370442832 4270 298428SH Sole 298428 0
General Motors Class H 370442832 729 51008SH Other 01 0	51008
Hang Ten Group Common G42856107 1 333444SH Other 01 0 333444
Hanover Direct Common 410783104	129 479500SH Other 01 0	479500
Hibernia Corp Class A 428656102	486 24000SH Sole 24000	0
Huaneng Power Common Y3744A105 31 23000SH Sole 23000 0
Icici Bk Ltd Sponsored ADR 45104G104 52	5000SH Sole 5000 0
Indre Sogn Sparebanka Pri Common R3409A109 130 7830SH Sole 7830	0
Indre Sogn Sparebanka Pri Common R3409A109 55 3300SH Other 01 0	3300
Industrias Bachoco Sponsored ADR 456463108 365 36700SH Sole 36700 0
Industrias Bachoco Sponsored ADR 456463108 65 6600SH Other 01 0	6600
Industrias Penoles Sa De Common	P55409141 1574 609700SH Sole 609700 0
Industrias Penoles Sa De Common	P55409141 191 74000SH Other 01 0 74000
International Business Ma Common 459200101 1368	15492SH Sole 15492 0
Intrawest Corporation Common 460915200 5863 419100SH Sole 419100 0
Intrawest Corporation Common 460915200 1102 78826SH Other 01 0 78826
Jiangsu Expressway  Co Lt Common Y4443L103 36 85000SH Sole 85000 0
Johnson & Johnson Nfs Is Common	478160104 381 7707SH Sole 7707 0
Kerry Group Plc Common G52416107 5638 336000SH Sole 336000 0
Kerry Group Plc Common G52416107 1198 71400SH Other 0 71400
Micron Technology Nfs Common 595112103 1226 91400SH Sole 91400	0
Murphy Oil Corp Common 626717102 235 4000SH Sole 4000 0
Ntl Inc Del Common 62940M104 2521 54502SH Sole 54502 0
Ntl Inc Del Common 62940M104 638 13795SH Other 01 13795	0
Orkla A/S Nok25 Series A R67787102 475 24240SH Sole 2420 0
People S Food Holdings Lt Common G7000R108 5528	10275200SH Sole 10275200 0
People S Food Holdings Lt Common G7000R108 1019	1894700SH Other	01 0 1894700
Petrochina Common 71646E100 11593 345550SH Sole 345550	0
Petrochina Common 71646E100 2447 72950SH Other 01 0 72950
Petrokazahstan Inc Sponsored ADR 71649P102 8647	413750SH Sole 413750 0
Petrokazahstan Inc Sponsored ADR 71649P102 1697	81200SH Other 01 0 81200
Pfizer Inc. Common 717081103 292 9618SH Sole 9618 0
Pt Indofarma Perserotbk Common Y7131M101 16 800000SH Sole 800000 0
Regent Comm Inc Del Common 758865109 244 40000SH Sole 40000 0
Regions Finl Corp Common 758940100 245 7156SH Sole 7156	0
SAP AG DEM5 Common D66992104 370 3030SH Sole 3030 0
Schwab Charles Corp New Common 808513105 202 17025SH Sole 17025	0
Sparebanken Nord Norge Common R8288N106 897 40385SH Sole 40385 0
Sparebanken Nord Norge Common R8288N106 102 4600SH Other 01 0 4600
"SpatiaLight, Inc. Common 847248101 1731 360744SH Other	01 0 360744
Supervalu Inc Common 868536103 1505 63100SH Sole 63100	0
Supervalu Inc Common 868536103 221 9300SH Other	01 0 9300
Swisscom Sponsored ADR 871013108 629 21500SH Sole 21500	0
Swisscom Sponsored ADR 871013108 161 5500SH Other 01 0 5500
Totens Sparebank Common	R92151100 759 44650SH Sole 44650 0
Totens Sparebank Common	R92151100 117 6900SH Other 01 0	6900
Trustmark Corp Common 898402102	1877 69214SH Sole 69214	0
Union Planters Corp Common 908068109 247 7809SH Sole 7809 0
United Food Holdings Common G9232V105 6457 19569200SH Sole 19569200 0
United Food Holdings Common G9232V105 1305 3954800SH Other 01 0	3954800
United Technologies Corp Common	913017109 464 6012SH Sole 6012	0
Varetis Ag Muenc Common	D73463107 694 121634SH Sole 121634 0
Varetis Ag Muenc Common	D73463107 334 58650SH Other 01 0 58650
Viacom Inc Class B 925524308 249 6510SH Sole 6510 0
Waste Management Inc. Common 94106L109 944 36100SH Sole 36100 0
Waste Management Inc. Common 94106L109 557 21300SH Other 01 0 21300
Wyeth Common 983024100 258 5616SH Sole 5616 0
        			120835